Organization and Business Operations - Additional Information (Details) - USD ($)						9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Feb. 23, 2023	Mar. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 06, 2023	Nov. 02, 2022	Oct. 31, 2022	Aug. 16, 2022	Nov. 25, 2020
Proceeds from issuance of IPO								$ 0	$ 281,750,000
Restricted investments term					185 days
Minimum percent of balance in the Trust Account for business combination						80.00%		80.00%
Minimum percent of outstanding voting securities owns for business combination						50.00%		50.00%
Redemption of shares for a pro rata portion						$ 10		$ 10
Minimum tangible assets for business combination						$ 5,000,001		$ 5,000,001
Percentage of public shares to be redeemed on non-completion of business combination						100.00%		100.00%
Stock price threshold limit						$ 10		$ 10
cash						$ 709,450		$ 100,256
Proceeds from issuance of common stock								287,500,000	$ 287,500,000
Amount drew down under updated note								3,218,297
Working capital deficit						12,065,413		6,547,305
Investment income, interest to pay dissolution expenses						100,000		100,000
Payment of taxes								$ 786,918
Excise Tax On Certain Repurchases Of Stock Under Inflation Reduction Act																1.00%
Amount in the trust account available to be withdrawn						$ 816,118
Temporary equity shares outstanding						6,104,682		28,750,000	28,750,000
Proceeds from sale of restricted investments	$ 24,008,096	$ 24,008,096	$ 206,121,060			$ 230,129,156	$ 0	$ 786,918	$ 0
Temporary equity redemption price per share	$ 10.31	$ 10.31	$ 10.15
Reduction Of Excise Tax Payable On Redemption						2,308,378
Minimum cash threshold previous						200,000,000
Minimum cash threshold current						$ 150,000,000
Working Capital Loan [Member]
Amount Available Under Promissory Note								800,000
Debt instrument drawn								170,000
Subsequent Event [Member]
Proceeds from sale of restricted investments				$ 206,121,060
Temporary equity redemption price per share			$ 10.15
Updated Promissory Note [Member]
Amount Available Under Promissory Note								365,000
Debt instrument drawn								335,000
Commercial Paper [Member]
Amount Available Under Promissory Note								300,000									$ 300,000
Commercial Paper [Member] | Updated Promissory Note [Member]
Amount Available Under Promissory Note																	$ 75,000
Q42022 Promissory Note [Member]
Debt instrument drawn															$ 200,000
Sponsor [Member]
Proceeds from issuance of common stock								$ 25,000
Sponsor [Member] | Subsequent Event [Member] | Unsecured Loan For Working Capital Purposes [Member]
Amount Available Under Promissory Note													$ 535,000
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period					$ 7,750,000
Class of warrants and rights issued price per warrant					$ 1
Common Class A [Member]
Temporary equity shares outstanding		2,328,063		20,317,255		6,104,682		28,750,000	28,750,000		8,432,745	20,317,255
Percentage Of Common Stock Issued And Outstanding		27.61%		70.67%								70.67%
Proceeds from sale of restricted investments						$ 230,129,156
Temporary equity redemption price per share						$ 10.34		$ 10.1	$ 10
Common stock shares issued						7,187,500		0	0
Common stock shares outstanding						7,187,500		0	0
Common Class A [Member] | Subsequent Event [Member]
Temporary equity shares outstanding				20,317,255
Percentage Of Common Stock Issued And Outstanding				70.67%
Common Class A [Member] | Sponsor [Member]
Common stock shares issued										7,187,500
Common Class B [Member]
Common stock shares issued						0		7,187,500	7,187,500
Common stock shares outstanding						0		7,187,500	7,187,500
Common Class B [Member] | Sponsor [Member]
Common stock shares outstanding										0
Common Class B [Member] | Sable Offshore Holdings LLC [Member] | Sable PIPE Subscription Agreements [Member]
Shares issued price per share														$ 10
Common Unit, Issued														7,450,000
Common Unit, Issuance Value														$ 74,500,000
IPO [Member]
Stock issued during period shares					28,750,000
Shares issued price per share					$ 10
Proceeds from issuance of IPO					$ 287,500,000
Stock ìssuance costs									$ 6,607,751
Payments for underwriting expense									5,750,000
Other offering costs									857,751
Offering expenses related to warrant issuance									$ 280,829
cash					$ 287,500,000